                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-03691
                                                      ---------

                      LORD ABBETT MID-CAP VALUE FUND, INC.
                      ------------------------------------
               (Exact name of Registrant as specified in charter)

                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)

           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 6/30/2005
                          ---------

ITEM 1:     REPORT TO SHAREHOLDERS.

[LORD ABBETT LOGO]

2005
SEMIANNUAL
  REPORT

LORD ABBETT
   MID-CAP VALUE FUND

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2005

--------------------------------------------------------------------------------
LORD ABBETT MID-CAP VALUE FUND
SEMIANNUAL REPORT
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2005

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of Lord Abbett Mid-Cap Value Fund's strategies and performance for the six-month period ended June 30, 2005. On this and the following pages, we discuss the major factors that influenced performance.

     Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2005?

A: For most of the six-month period ended June 30, 2005, the U.S. economy showed signs of healthy growth. Consumer spending during the period grew slightly faster than its 30-year average, business spending expanded at near double-digit rates, while residential housing demand surged on continued declines in mortgage rates and corporate fundamentals remained strong. Although investor optimism waned in April 2005 as energy prices soared and the stock market relinquished some of its previous gains, economic trends again turned more positive in May 2005 and June 2005 as consumer confidence increased. The stock market rose in May 2005 and remained unchanged in June 2005. Overall, for the six-month period ended June 30, 2005, equities drifted marginally lower.

     Of greatest note, the Federal Reserve Board (the Fed) continued its measured pace of interest rate hikes, raising the fed funds rate in 0.25 percent increments in December 2004, February, March, May, and June 2005, bringing the rate to 3.25 percent at the close of the six-month period. The June 30, 2005, interest rate hike marked the ninth quarter-point increase since June 2004. (The fed funds rate is the interest rate charged by banks with excess reserves at a Federal Reserve Board district bank to other banks needing overnight loans to meet reserve requirements.)

     Longer-term rates, however, were less obliging, actually falling over the six-month period, albeit with considerable volatility along the way. As yields on short-term maturities declined, the bellwether 10-year Treasury note began the period at 4.22 percent, dropped to 3.89 percent in early June 2005, and

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finished the period at 3.92 percent on June 30, 2005. As the difference between short-term rates and long-term rates diminished, the yield curve flattened. (The yield curve is a graphic representation of short-term versus long-term interest rates.)

     Meanwhile, broad stock indices finished calendar 2004 strong, but stumbled out of the gate in early 2005. By the end of first quarter 2005, the S&P 500(R) Index(1) had declined 2.2 percent, largely reflecting investors' concerns that rising oil and gas prices would hurt economic growth by cutting into corporate profits and dampening consumer spending. Even with an agreement among members of the Organization of Petroleum Exporting Countries (OPEC) to increase oil production, crude oil prices climbed to over $57 per barrel.

     Nonetheless, U.S. housing starts reached their highest reported level in 21 years, and the unemployment rate remained essentially unchanged at 5.1 percent through May 2005, except for a small uptick to 5.4 percent in February 2005. In June 2005, the unemployment rate declined to 5.0 percent.

     By April 2005, the Consumer Price Index (CPI) showed a slight upward bias. (The CPI is a commonly used measure of inflation, which reflects changes in the prices paid by urban consumers for a representative basket of goods and services.) In May 2005, the CPI decreased slightly, but then trended up again in June.

     Also in April 2005, for the third consecutive month, the Consumer Confidence Index (CCI) declined. (Based on a representative sample of 5,000 households, the CCI measures consumer confidence about current business, employment, and economic conditions, as well as their expectations for the next six months.) However, this downward trend was interrupted in May and June 2005, with two consecutive increases in the CCI ending the six-month period on a positive note.

Q: HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED JUNE 30, 2005?

A: For the six-month period ended June 30, 2005, the fund returned 2.1 percent, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the Russell Midcap(R) Value Index,(2) which returned 5.5 percent over the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE AT THE MAXIMUM 5.75 PERCENT SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1 YEAR: 9.15 PERCENT, 5 YEARS: 13.49 PERCENT,

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AND 10 YEARS: 15.01 PERCENT. Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1 percent if the shares are redeemed within 12 months of the purchase.

PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE OVER THE SIX-MONTH PERIOD ENDED JUNE 30, 2005?

A: An overweight position within the materials and processing sector was the largest detractor to fund performance for the six-month period ended June 30, 2005. The materials and processing sector includes producers and processors of manufacturing materials, such as paper, chemicals, forest products, and packaging. Since these stocks tend to be economically sensitive, the sector was hurt by increased concerns about an overall economic slowdown during this period. The largest underperformer was a packaging company that specializes in the production of aluminum beverage cans, which suffered owing to declining demand. Stock selection within the technology sector also took away from performance relative to the benchmark. A global supplier of communication systems, applications, and services disappointed based on slowing sales and difficulties with the integration of a recent European acquisition.

     An overweight position within the other energy sector was the largest contributor to fund performance relative to the benchmark. Other energy includes natural gas and oil service companies. All holdings in this sector contributed to performance for the six-month period owing to strong fundamentals and favorable supply versus demand dynamics. The fund's underweight position in the generally poor-performing financial services sector helped performance relative to the benchmark. The fund was particularly underweight in banks where fundamentals and valuations were unfavorable.

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    THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND
WEIGHTINGS OF A PARTICULAR ISSUER OR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

     A PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT A FUND, INCLUDING ITS INVESTMENT OBJECTIVES, RISKS, CHARGES, AND ONGOING EXPENSES, THAT YOU SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT OUR WEBSITE AT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The S&P 500(R) Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

(2) The Russell Midcap(R) Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios anD lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index.

Indices are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of the fund's management and the portfolio holdings described in this report are as of June 30, 2005; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the fund, please see the fund's prospectus.

PERFORMANCE: BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the fund's prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

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EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 through June 30, 2005).

ACTUAL EXPENSES

     For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 1/1/05 - 6/30/05" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5.0% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5.0% hypothetical example with the 5.0% hypothetical examples that appear in the shareholder reports of the other funds.

--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  BEGINNING        ENDING         EXPENSES
                                                   ACCOUNT         ACCOUNT       PAID DURING
                                                    VALUE           VALUE          PERIOD+
                                                    -----           -----          -------
                                                                                   1/1/05 -
                                                   1/1/05          6/30/05         6/30/05
CLASS A
Actual                                          $    1,000.00   $    1,020.60   $        5.61
Hypothetical (5% Return Before Expenses)        $    1,000.00   $    1,019.24   $        5.61
CLASS B
Actual                                          $    1,000.00   $    1,017.50   $        8.80
Hypothetical (5% Return Before Expenses)        $    1,000.00   $    1,016.07   $        8.80
CLASS C
Actual                                          $    1,000.00   $    1,017.60   $        8.80
Hypothetical (5% Return Before Expenses)        $    1,000.00   $    1,016.07   $        8.80
CLASS P
Actual                                          $    1,000.00   $    1,020.60   $        6.06
Hypothetical (5% Return Before Expenses)        $    1,000.00   $    1,018.79   $        6.05
CLASS Y
Actual                                          $    1,000.00   $    1,022.50   $        3.81
Hypothetical (5% Return Before Expenses)        $    1,000.00   $    1,021.03   $        3.81

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.12% for Class A, 1.76% for Class B and C, 1.21% for Class P and .76% for Class Y) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
JUNE 30, 2005

SECTOR                              %*
Consumer Discretionary            18.61%
Consumer Staples                   4.31%
Energy                             8.08%
Financials                        12.82%
Healthcare                         7.03%
Industrials                       11.43%
Information Technology             6.72%
Materials                         17.21%
Short-Term Investment              4.89%
Telecommunication Services         1.47%
Utilities                          7.43%
Total                            100.00%

*  Represents percent of total investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2005

                                                                                     VALUE
INVESTMENTS                                                          SHARES          (000)
------------------------------------------------------------------------------------------
COMMON STOCKS 95.39%

AUTO COMPONENTS 1.74%
Dana Corp.(b)                                                    12,148,100   $    182,343
                                                                              ------------

CHEMICALS 9.07%
Crompton Corp.*(b)                                                8,576,400        121,356
Eastman Chemical Co.(b)                                           4,780,700        263,656
Monsanto Co.                                                      3,174,200        199,562
Mosaic Co. (The)*                                                11,719,500        182,355
Potash Corp. of
Saskatchewan, Inc.(a)                                             1,915,580        183,091
                                                                              ------------
TOTAL                                                                              950,020
                                                                              ------------

COMMERCIAL SERVICES &
SUPPLIES 3.27%
R.R. Donnelley &
Sons Co.                                                          6,263,294        216,146
Sabre Holdings Corp.
Class A                                                           6,330,000        126,284
                                                                              ------------
TOTAL                                                                              342,430
                                                                              ------------

COMMUNICATIONS EQUIPMENT 1.58%
ADC Telecommunications,
Inc.*                                                               833,600         18,147
Avaya, Inc.*                                                     11,591,200         96,439
Tellabs, Inc.*                                                    5,878,859         51,146
                                                                              ------------
TOTAL                                                                              165,732
                                                                              ------------

CONTAINERS & PACKAGING 3.59%
Ball Corp.                                                        4,700,900        169,044
Pactiv Corp.*(b)                                                  9,579,800        206,732
                                                                              ------------
TOTAL                                                                              375,776
                                                                              ------------

DIVERSIFIED TELECOMMUNICATION
SERVICES 1.47%
CenturyTel, Inc.                                                  3,231,400        111,903
PanAmSat Holding
Corp.                                                             2,066,400         42,382
                                                                              ------------
TOTAL                                                                              154,285
                                                                              ------------

ELECTRIC UTILITIES 5.34%
Ameren Corp.                                                      3,756,800   $    207,751
CMS Energy Corp.*(b)                                             10,701,300        161,161
Northeast Utilities(b)                                            6,875,300        143,419
Puget Energy, Inc.                                                2,020,100         47,230
                                                                              ------------
TOTAL                                                                              559,561
                                                                              ------------

ENERGY EQUIPMENT & SERVICES 5.84%
GlobalSantaFe Corp.                                               5,434,600        221,732
Halliburton Co.                                                   4,673,900        223,506
Pride Int'l., Inc.*                                               6,471,300        166,312
                                                                              ------------
TOTAL                                                                              611,550
                                                                              ------------

FOOD & STAPLES RETAILING 1.49%
Albertson's, Inc.                                                 2,275,800         47,064
Safeway, Inc.                                                     3,235,900         73,099
SUPERVALU INC                                                     1,114,200         36,334
                                                                              ------------
TOTAL                                                                              156,497
                                                                              ------------

FOOD PRODUCTS 2.83%
Archer Daniels
Midland Co.                                                       8,124,175        173,695
Dean Foods Co.*                                                   3,005,400        105,910
TreeHouse Foods, Inc.*                                              601,080         17,137
                                                                              ------------
TOTAL                                                                              296,742
                                                                              ------------

GAS UTILITIES 2.11%
NiSource, Inc.                                                    7,142,600        176,636
Southwest Gas Corp.                                               1,748,200         44,597
                                                                              ------------
TOTAL                                                                              221,233
                                                                              ------------

HEALTHCARE EQUIPMENT &
SUPPLIES 1.98%
Bausch & Lomb, Inc.                                               2,495,400        207,118
                                                                              ------------

HEALTHCARE PROVIDERS &
SERVICES 2.04%
Aetna, Inc.                                                       2,585,000        214,090
                                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2005

                                                                                     VALUE
INVESTMENTS                                                          SHARES          (000)
------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE 1.71%
Brinker Int'l., Inc.*                                             3,093,300   $    123,887
Yum! Brands, Inc.                                                 1,067,400         55,590
                                                                              ------------
TOTAL                                                                              179,477
                                                                              ------------
HOUSEHOLD DURABLES 5.58%
American Greetings
Corp.(b)                                                          4,465,800        118,344
Leggett & Platt, Inc.                                             4,649,200        123,576
Newell Rubbermaid,
Inc.                                                              4,840,800        115,404
Snap-on Inc.(b)                                                   5,017,900        172,114
Tupperware Corp.                                                  2,357,800         55,102
                                                                              ------------
TOTAL                                                                              584,540
                                                                              ------------
INDUSTRIAL CONGLOMERATES 1.45%
Hubbell, Inc.(b)                                                  3,434,100        151,444
                                                                              ------------
INSURANCE 10.00%
ACE Ltd.(a)                                                         723,300         32,440
Conseco, Inc.*                                                    6,403,000        139,713
Everest Re Group,
Ltd.(a)                                                           1,992,500        185,303
Lincoln National Corp.                                            1,024,500         48,070
PartnerRe Ltd.(a)(b)                                              2,677,100        172,459
PMI Group, Inc. (The)                                             3,319,300        129,386
Safeco Corp.                                                      3,505,456        190,486
XL Capital Ltd. Class A(a)                                        1,999,600        148,810
                                                                              ------------
TOTAL                                                                            1,046,667
                                                                              ------------
IT SERVICES 0.90%
Computer Sciences
Corp.*                                                            2,165,800         94,646
                                                                              ------------
LEISURE EQUIPMENT & PRODUCTS 1.88%
Foot Locker, Inc.                                                 7,211,200        196,289
                                                                              ------------
MACHINERY 3.20%
CNH Global N.V.(a)                                                2,426,658         45,840
Cummins, Inc.                                                     1,829,200        136,477
Timken Co. (The)(b)                                               6,599,200        152,441
                                                                              ------------
TOTAL                                                                              334,758
                                                                              ------------
MEDIA 3.98%
Interpublic Group of
Cos., Inc. (The)*                                                14,585,200   $    177,648
R.H. Donnelley Corp.*(b)                                          1,872,400        116,051
Westwood One, Inc.(b)                                             6,019,300        122,974
                                                                              ------------
TOTAL                                                                              416,673
                                                                              ------------
MULTI-LINE RETAIL 2.00%
Federated Department
Stores, Inc.                                                      1,048,700         76,849
May Department
Stores Co. (The)                                                  3,306,300        132,781
                                                                              ------------
TOTAL                                                                              209,630
                                                                              ------------
OIL & GAS 2.26%
EOG Resources, Inc.                                               4,169,400        236,822
                                                                              ------------
PAPER & FOREST PRODUCTS 4.60%
Bowater Inc.(b)                                                   3,690,000        119,445
Georgia-Pacific Corp.                                             6,596,870        209,781
MeadWestvaco Corp.                                                5,432,700        152,333
                                                                              ------------
TOTAL                                                                              481,559
                                                                              ------------
PHARMACEUTICALS 3.03%
King Pharmaceuticals,
Inc.*(b)                                                         16,604,050        173,014
Mylan Laboratories Inc.                                           7,487,475        144,059
                                                                              ------------
TOTAL                                                                              317,073
                                                                              ------------
REAL ESTATE INVESTMENT TRUSTS 2.86%
Health Care Property
Investors, Inc.                                                   1,370,800         37,066
Healthcare Realty
Trust Inc.                                                        2,157,706         83,309
Host Marriott Corp.                                              10,241,700        179,230
                                                                              ------------
TOTAL                                                                              299,605
                                                                              ------------
SOFTWARE 4.25%
Cadence Design
Systems, Inc.*                                                   11,229,500        153,395
McAfee, Inc.*                                                     6,856,500        179,503
Sybase, Inc.*(b)                                                  6,105,635        112,039
                                                                              ------------
TOTAL                                                                              444,937
                                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                    VALUE
INVESTMENTS                                                          SHARES          (000)
------------------------------------------------------------------------------------------
SPECIALTY RETAIL 0.87%
OfficeMax Inc.                                                    3,051,200   $     90,834
                                                                              ------------

TEXTILES & APPAREL 0.91%
Tommy Hilfiger Corp.*(a)(b)                                       6,911,000         95,095
                                                                              ------------

TRADING COMPANIES &
DISTRIBUTORS 3.56%
Genuine Parts Co.                                                 5,158,000        211,942
W.W. Grainger, Inc.                                               2,929,200        160,491
                                                                              ------------
TOTAL                                                                              372,433
                                                                              ------------
TOTAL COMMON STOCKS
(Cost $7,779,434,631)                                                            9,989,859
                                                                              ============

                                                                  PRINCIPAL
                                                                     AMOUNT          VALUE
INVESTMENTS                                                           (000)          (000)
------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 4.91%

REPURCHASE AGREEMENT 4.91%
Repurchase Agreement dated 6/30/2005, 2.45% due 7/1/2005
with State Street Bank & Trust Co. collateralized by
$208,595,000 of Federal Home Loan Bank from zero coupon to
4.75% due from 8/17/2005 to 11/4/2011 and $227,485,000 of
Federal Home Loan Mortgage Corp. from zero coupon to 5.00%
due from 7/5/2005 to 4/1/2014 and $89,060,000 of Federal
National Mortgage Assoc. at zero coupon and 3.07% due
7/11/2005 and 10/19/2006; value: $523,842,072; proceeds:
$513,605,073 (Cost $513,570,121)                               $    513,570   $    513,570
                                                                              ============

TOTAL INVESTMENTS IN SECURITIES 100.30%
(Cost $8,293,004,752)                                                           10,503,429
                                                                              ============

LIABILITIES IN EXCESS OF
OTHER ASSETS (0.30%)                                                               (31,033)
                                                                              ------------
NET ASSETS 100.00%                                                            $ 10,472,396
                                                                              ============

*    Non-income producing security.
(a)  Foreign security traded in U.S. dollars.
(b) Affiliated issuer (holding represents 5% or more of the underlying issuer's outstanding voting shares). See Note 9.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 2005

ASSETS:
   Investment in unaffiliated issuers, at value (cost $6,191,029,997)              $    8,080,502,949
   Investment in affiliated issuers, at value (cost $2,101,974,755)                     2,422,926,184
   Receivables:
     Interest and dividends                                                                11,245,037
     Capital shares sold                                                                   18,518,475
   Prepaid expenses and other assets                                                        1,235,576
-----------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                                        10,534,428,221
-----------------------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Investment securities purchased                                                       36,419,663
     Capital shares reacquired                                                             11,522,441
     Management fee                                                                         4,632,601
     12b-1 distribution fees                                                                5,366,818
     Fund administration                                                                      336,608
     Directors' fees                                                                          527,201
   Accrued expenses and other liabilities                                                   3,226,527
-----------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                                       62,031,859
=====================================================================================================
NET ASSETS                                                                         $   10,472,396,362
=====================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                                    $    7,988,119,678
Undistributed net investment income                                                        19,875,397
Accumulated net realized gain on investments                                              253,976,906
Net unrealized appreciation on investments                                              2,210,424,381
-----------------------------------------------------------------------------------------------------
NET ASSETS                                                                         $   10,472,396,362
=====================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                                     $    6,994,554,313
Class B Shares                                                                     $      911,710,473
Class C Shares                                                                     $    1,095,239,706
Class P Shares                                                                     $      734,725,662
Class Y Shares                                                                     $      736,166,208
OUTSTANDING SHARES BY CLASS:
Class A Shares (500 million shares of common stock authorized, $.001 par value)           309,845,132
Class B Shares (200 million shares of common stock authorized, $.001 par value)            41,748,012
Class C Shares (200 million shares of common stock authorized, $.001 par value)            50,296,410
Class P Shares (200 million shares of common stock authorized, $.001 par value)            33,172,275
Class Y Shares (70 million shares of common stock authorized, $.001 par value)             32,612,053
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                                     $            22.57
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 5.75%)                                    $            23.95
Class B Shares-Net asset value                                                     $            21.84
Class C Shares-Net asset value                                                     $            21.78
Class P Shares-Net asset value                                                     $            22.15
Class Y Shares-Net asset value                                                     $            22.57

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 2005

INVESTMENT INCOME:
Dividends from unaffiliated issuers                                      $   55,117,426
Dividends from affiliated issuers                                            19,406,855
Interest                                                                      4,978,519
Securities lending-net                                                            4,978
Foreign withholding tax                                                        (179,455)
---------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                      79,328,323
---------------------------------------------------------------------------------------
EXPENSES:
Management fee                                                               24,748,252
12b-1 distribution plan-Class A                                              11,635,767
12b-1 distribution plan-Class B                                               4,445,373
12b-1 distribution plan-Class C                                               5,347,324
12b-1 distribution plan-Class P                                               1,396,374
Shareholder servicing                                                         8,671,131
Professional                                                                     81,241
Reports to shareholders                                                         633,190
Fund administration                                                           1,938,300
Custody                                                                         182,361
Directors' fees                                                                 292,998
Registration                                                                     84,754
Other                                                                            81,938
---------------------------------------------------------------------------------------
Gross expenses                                                               59,539,003
   Expense reductions (See Note 7)                                              (77,477)
---------------------------------------------------------------------------------------
NET EXPENSES                                                                 59,461,526
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                        19,866,797
=======================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments in unaffiliated issuers             251,992,310
Net realized gain (loss) on investments in affiliated issuers                (1,188,279)
Net change in unrealized appreciation (depreciation) on investments         (50,260,222)
=======================================================================================
NET REALIZED AND UNREALIZED GAIN                                            200,543,809
=======================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $  220,410,606
=======================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                FOR THE SIX MONTHS
                                                               ENDED JUNE 30, 2005     FOR THE YEAR ENDED
INCREASE IN NET ASSETS                                                 (UNAUDITED)      DECEMBER 31, 2004
OPERATIONS:
Net investment income                                          $        19,866,797    $        25,842,916
Net realized gain (loss) on investments                                250,804,031            489,124,512
Net increase from payment by an affiliate and net
   gains (losses) realized on the disposal of investments
   in violation of an investment restriction                                     -                 13,092
Net change in unrealized appreciation (depreciation)
   on investments                                                      (50,260,222)         1,217,726,249
---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   220,410,606          1,732,706,769
=========================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                                       -            (16,812,018)
   Class P                                                                       -             (1,499,250)
   Class Y                                                                       -             (3,192,645)
Net realized gain
   Class A                                                            (143,503,495)          (180,772,152)
   Class B                                                             (21,067,265)           (27,277,494)
   Class C                                                             (25,486,561)           (33,035,284)
   Class P                                                             (12,860,527)           (14,874,369)
   Class Y                                                             (13,110,087)           (16,125,030)
---------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                   (216,027,935)          (293,588,242)
=========================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                    1,697,350,401          2,673,224,086
Reinvestment of distributions                                          187,919,189            254,233,649
Cost of shares reacquired                                             (847,375,359)        (1,446,274,613)
---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS                                   1,037,894,231          1,481,183,122
=========================================================================================================
NET INCREASE IN NET ASSETS                                           1,042,276,902          2,920,301,649
=========================================================================================================
NET ASSETS:
BEGINNING OF PERIOD                                                  9,430,119,460          6,509,817,811
---------------------------------------------------------------------------------------------------------
END OF PERIOD                                                  $    10,472,396,362    $     9,430,119,460
=========================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                            $        19,875,397    $             8,600
=========================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                  SIX MONTHS
                                                     ENDED                                   YEAR ENDED 12/31
                                                   6/30/2005       ---------------------------------------------------------------
                                                  (UNAUDITED)        2004            2003         2002         2001         2000
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE,
   BEGINNING OF PERIOD                              $  22.63       $  18.83        $  15.39     $  17.41     $  17.03     $  13.24
                                                    ========       ========        ========     ========     ========     ========

Investment operations:
   Net investment income(a)                              .06            .10             .11          .13          .11          .12
   Net increase from payment by an affiliate and
     net gains (losses) realized on disposal of
     investments in violation of an investment
     restriction                                           -              -(c)            -            -            -            -
   Net realized and unrealized gain (loss)               .38           4.43            3.70        (1.80)        1.14         6.20
                                                    --------       --------        --------     --------     --------     --------
     Total from investment operations                    .44           4.53            3.81        (1.67)        1.25         6.32
                                                    --------       --------        --------     --------     --------     --------

Distributions to shareholders from:
   Net investment income                                   -           (.06)           (.17)        (.07)        (.03)        (.09)
   Net realized gain                                    (.50)          (.67)           (.20)        (.28)        (.84)       (2.44)
                                                    --------       --------        --------     --------     --------     --------
     Total distributions                                (.50)          (.73)           (.37)        (.35)        (.87)       (2.53)
                                                    --------       --------        --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                      $  22.57       $  22.63        $  18.83     $  15.39     $  17.41     $  17.03
                                                    ========       ========        ========     ========     ========     ========

Total Return(b)                                         2.06%(d)      24.10%(e)       24.94%       (9.75)%       8.00%       53.30%

RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense reductions                .55%(d)       1.15%           1.19%        1.21%        1.22%        1.35%
   Expenses, including expense reductions                .55%(d)       1.15%           1.19%        1.21%        1.22%        1.38%
   Net investment income                                  26%(d)        .47%            .64%         .78%         .67%         .82%

                             SIX MONTHS
                                ENDED                                        YEAR ENDED 12/31
                              6/30/2005      ---------------------------------------------------------------------------------
SUPPLEMENTAL DATA:           (UNAUDITED)         2004             2003             2002             2001             2000
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of
  period (000)              $   6,994,554    $   6,300,413    $   4,226,138    $   2,252,308    $   1,252,040    $     589,882
Portfolio turnover rate              7.48%           20.35%           16.17%           23.10%           31.52%           77.53%

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                  SIX MONTHS
                                                     ENDED                                   YEAR ENDED 12/31
                                                   6/30/2005       ---------------------------------------------------------------
                                                  (UNAUDITED)        2004            2003         2002         2001         2000
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE,
   BEGINNING OF PERIOD                              $  21.98       $  18.37        $  14.97     $  16.99     $  16.72     $  13.06
                                                    ========       ========        ========     ========     ========     ========

Investment operations:
   Net investment income (loss)(a)                      (.01)          (.03)              -(c)       .02          .01          .04
   Net increase from payment
     by an affiliate and net
     gains (losses) realized on
     disposal of investments in
     violation of an investment
     restriction                                           -              -(c)            -            -            -            -
   Net realized and
     unrealized gain (loss)                              .37           4.31            3.61        (1.75)        1.12         6.09
                                                    --------       --------        --------     --------     --------     --------
     Total from investment
       operations                                        .36           4.28            3.61        (1.73)        1.13         6.13
                                                    --------       --------        --------     --------     --------     --------

Distributions to
   shareholders from:
   Net investment income                                   -              -            (.01)        (.01)        (.02)        (.03)
   Net realized gain                                    (.50)          (.67)           (.20)        (.28)        (.84)       (2.44)
                                                    --------       --------        --------     --------     --------     --------
     Total distributions                                (.50)          (.67)           (.21)        (.29)        (.86)       (2.47)
                                                    --------       --------        --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                      $  21.84       $  21.98        $  18.37     $  14.97     $  16.99     $  16.72
                                                    ========       ========        ========     ========     ========     ========

Total Return(b)                                         1.75%(d)      23.32%(e)       24.15%      (10.31)%       7.35%       52.43%

RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense
     reductions                                          .87%(d)       1.77%           1.82%        1.82%        1.84%        1.95%
   Expenses, including expense
     reductions                                          .87%(d)       1.77%           1.82%        1.82%        1.84%        1.95%
   Net investment income (loss)                         (.06)%(d)      (.15)%           .01%         .17%         .05%         .27%

                             SIX MONTHS
                                ENDED                                        YEAR ENDED 12/31
                              6/30/2005      ---------------------------------------------------------------------------------
SUPPLEMENTAL DATA:           (UNAUDITED)         2004             2003             2002             2001             2000
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of
   period (000)             $     911,710    $     923,118    $     771,959    $     527,072    $     289,421    $      78,499
Portfolio turnover rate              7.48%           20.35%           16.17%           23.10%           31.52%           77.53%

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                  SIX MONTHS
                                                     ENDED                                   YEAR ENDED 12/31
                                                   6/30/2005       ---------------------------------------------------------------
                                                  (UNAUDITED)        2004            2003         2002         2001         2000
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE,
   BEGINNING OF PERIOD                              $  21.92       $  18.32        $  14.94     $  16.97     $  16.70     $  13.06
                                                    ========       ========        ========     ========     ========     ========

Investment operations:
   Net investment income (loss)(a)                      (.01)          (.03)              -(c)       .03          .01          .04
   Net increase from payment
     by an affiliate and net
     gains (losses) realized on
     disposal of investments in
     violation of an investment
     restriction                                           -              -(c)            -            -            -            -
   Net realized and
     unrealized gain (loss)                              .37           4.30            3.60        (1.76)        1.12         6.09
                                                    --------       --------        --------     --------     --------     --------
     Total from investment
       operations                                        .36           4.27            3.60        (1.73)        1.13         6.13
                                                    --------       --------        --------     --------     --------     --------

Distributions to
   shareholders from:
   Net investment income                                   -              -            (.02)        (.02)        (.02)        (.05)
   Net realized gain                                    (.50)          (.67)           (.20)        (.28)        (.84)       (2.44)
                                                    --------       --------        --------     --------     --------     --------
     Total distributions                                (.50)          (.67)           (.22)        (.30)        (.86)       (2.49)
                                                    --------       --------        --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                      $  21.78       $  21.92        $  18.32     $  14.94     $  16.97     $  16.70
                                                    ========       ========        ========     ========     ========     ========

Total Return(b)                                         1.76%(d)      23.33%(e)       24.21%      (10.30)%       7.39%       52.39%

RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense
     reductions                                          .87%(d)       1.77%           1.82%        1.82%        1.82%        1.99%
   Expenses, including expense
     reductions                                          .87%(d)       1.77%           1.82%        1.82%        1.82%        1.99%
   Net investment income (loss)                         (.06)%(d)      (.15)%           .01%         .17%         .06%         .27%

                             SIX MONTHS
                                ENDED                                        YEAR ENDED 12/31
                              6/30/2005      ---------------------------------------------------------------------------------
SUPPLEMENTAL DATA:           (UNAUDITED)         2004             2003             2002             2001             2000
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of
   period (000)             $   1,095,240    $   1,115,185    $     975,894    $     601,416    $     274,520    $      47,729
Portfolio turnover rate              7.48%           20.35%           16.17%           23.10%           31.52%           77.53%

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                  SIX MONTHS
                                                     ENDED                                YEAR ENDED 12/31
                                                   6/30/2005       ---------------------------------------------------------------
                                                  (UNAUDITED)        2004            2003         2002         2001         2000
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE,
   BEGINNING OF PERIOD                              $  22.22       $  18.52        $  15.16     $  17.18     $  16.83     $  13.12
                                                    ========       ========        ========     ========     ========     ========
Investment operations:
   Net investment income(a)                              .05            .08             .09          .11          .09          .13
   Net increase from payment
     by an affiliate and net
     gains (losses) realized on
     disposal of investments in
     violation of an investment
     restriction                                           -              -(c)            -            -            -            -
   Net realized and
     unrealized gain (loss)                              .38           4.36            3.65        (1.78)        1.14         6.11
                                                    --------       --------        --------     --------     --------     --------
     Total from investment
       operations                                        .43           4.44            3.74        (1.67)        1.23         6.24
                                                    --------       --------        --------     --------     --------     --------
Distributions to
   shareholders from:
   Net investment income                                   -           (.07)           (.18)        (.07)        (.04)        (.09)
   Net realized gain                                    (.50)          (.67)           (.20)        (.28)        (.84)       (2.44)
                                                    --------       --------        --------     --------     --------     --------
     Total distributions                                (.50)          (.74)           (.38)        (.35)        (.88)       (2.53)
                                                    --------       --------        --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                      $  22.15       $  22.22        $  18.52     $  15.16     $  17.18     $  16.83
                                                    ========       ========        ========     ========     ========     ========
Total Return(b)                                         2.06%(d)      23.99%(e)       24.87%       (9.86)%       7.95%       53.31%

RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense
     reductions                                          .60%(d)       1.22%           1.27%        1.27%        1.29%        1.40%
   Expenses, including expense
     reductions                                          .60%(d)       1.22%           1.27%        1.27%        1.29%        1.40%
   Net investment income                                 .22%(d)        .40%            .56%         .72%         .58%         .84%

                             SIX MONTHS
                                ENDED                                        YEAR ENDED 12/31
                              6/30/2005      ---------------------------------------------------------------------------------
SUPPLEMENTAL DATA:           (UNAUDITED)         2004             2003             2002             2001             2000
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of
   period (000)             $     734,726    $     521,603    $     178,439    $      51,014    $      13,789    $       2,278
Portfolio turnover rate              7.48%           20.35%           16.17%           23.10%           31.52%           77.53%

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)

                                                  SIX MONTHS
                                                     ENDED                                 YEAR ENDED 12/31
                                                   6/30/2005       ---------------------------------------------------------------
                                                  (UNAUDITED)        2004            2003         2002         2001         2000
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE,
   BEGINNING OF PERIOD                              $  22.59       $  18.78        $  15.38     $  17.38     $  16.97     $  13.25
                                                    ========       ========        ========     ========     ========     ========

Investment operations:
   Net investment income(a)                              .09            .17             .17          .17          .16          .18
   Net increase from payment
     by an affiliate and net
     gains (losses) realized on
     disposal of investments in
     violation of an investment
     restriction                                           -              -(c)            -            -            -            -
   Net realized and
     unrealized gain (loss)                              .39           4.44            3.69        (1.79)        1.14         6.15
                                                    --------       --------        --------     --------     --------     --------
     Total from investment
       operations                                        .48           4.61            3.86        (1.62)        1.30         6.33
                                                    --------       --------        --------     --------     --------     --------

Distributions to
   shareholders from:
   Net investment income                                   -           (.13)           (.26)        (.10)        (.05)        (.17)
   Net realized gain                                    (.50)          (.67)           (.20)        (.28)        (.84)       (2.44)
                                                    --------       --------        --------     --------     --------     --------
     Total distributions                                (.50)          (.80)           (.46)        (.38)        (.89)       (2.61)
                                                    --------       --------        --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                      $  22.57       $  22.59        $  18.78     $  15.38     $  17.38     $  16.97
                                                    ========       ========        ========     ========     ========     ========

Total Return(b)                                         2.25%(d)      24.59%(e)       25.39%       (9.43)%       8.33%       53.58%

RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense
     reductions                                          .38%(d)        .77%            .82%         .82%         .84%         .95%
   Expenses, including expense
     reductions                                          .38%(d)        .77%            .82%         .82%         .84%         .95%
   Net investment income                                 .43%(d)        .85%           1.01%        1.17%         .97%        1.27%

                             SIX MONTHS
                                ENDED                                        YEAR ENDED 12/31
                              6/30/2005      ---------------------------------------------------------------------------------
SUPPLEMENTAL DATA:           (UNAUDITED)         2004             2003             2002             2001             2000
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of
   period (000)             $     736,166    $     569,800    $     357,388    $      78,392    $       4,162    $           2
Portfolio turnover rate              7.48%           20.35%           16.17%           23.10%           31.52%           77.53%

(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Amount represents less than $.01.
(d) Not annualized.
(e) The effect of payment by an affiliate for violation of an investment restriction on total return is less than .01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  ORGANIZATION

Lord Abbett Mid-Cap Value Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on March 14, 1983.

The Fund's investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The Fund offers five classes of shares: Classes A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Classes B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months (12 months if shares were purchased on or after November 1, 2004) following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e) EXPENSES-Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Classes A, B, C and P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) SECURITIES LENDING-The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund. The loans are collateralized at all times by cash and/or U.S. Government securities in an amount at least equal to 102% of the market value of the domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Fund's securities if the borrower defaults. At their October 21, 2004 meeting, the Board of Directors voted to discontinue, as soon as practicable, the Fund's securities lending program.

(g) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on average daily net assets at following annual rates:

First $200 million          .75%
Next $300 million           .65%
Over $500 million           .50%

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at the annual rate of .04% of the Fund's average daily net assets.

12b-1 DISTRIBUTION PLANS

The Fund has adopted a distribution plan (the"Plan") with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                    CLASS A       CLASS B    CLASS C    CLASS P
------------------------------------------------------------------
Service                    .25%(1)       .25%       .25%       .20%
Distribution               .10%(2)       .75%       .75%       .25%

(1) Annual service fee on shares sold prior to June 1, 1990 is .15% of the average daily net asset value attributable to Class A.

(2) Until October 1, 2004, the Fund paid a one-time distribution fee of up to 1.00% on certain qualifying purchases of Class A shares. Effective October 1, 2004, the Distributor commenced payment of such one-time distribution fee. The unamortized balance of prepaid distribution fees as of June 30, 2005 was $872,597. This amount will continue to be amortized by the Fund, generally over a two-year period. The amount of CDSC collected by the Fund during the six months ended June 30, 2005 was $20,720.

Class Y does not have a distribution plan.

COMMISSIONS

Distributor received the following commissions on sales of Class A shares of the Fund, after concessions were paid to authorized dealers, for the six months ended June 30, 2005:

DISTRIBUTOR       DEALERS'
COMMISSIONS       CONCESSIONS
---------------------------------
$       444,231   $     2,532,160

One Director and certain of the Fund's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2005 and for the fiscal year ended December 31, 2004 are as follows:

                                      SIX MONTHS
                                 ENDED 6/30/2005        YEAR ENDED
                                     (UNAUDITED)        12/31/2004
------------------------------------------------------------------
Distributions paid from:
Ordinary income                  $    32,397,825   $    21,503,913
Net long-term capital gains          183,630,110       272,084,329
------------------------------------------------------------------
   Total distributions paid      $   216,027,935   $   293,588,242
==================================================================

As of June 30, 2005, the Fund's aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost                           $  8,289,483,312
---------------------------------------------------
Gross unrealized gain                 2,368,384,536
Gross unrealized loss                  (154,438,715)
---------------------------------------------------
   Net unrealized security gain    $  2,213,945,821
===================================================

The difference between book-basis and tax-basis unrealized gains is primarily attributable to wash sales and other temporary tax adjustments.

5.  PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2005 are as follows:

PURCHASES            SALES
------------------------------------
$  1,385,714,988     $   699,600,258

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2005.

In connection with the securities lending program, State Street Bank & Trust Company ("SSB") received fees of $2,133 for the six months ended June 30, 2005, which are netted against Securities Lending Income on the Statement of Operations. As of June 30, 2005, there were no securities on loan.

6.  DIRECTORS' REMUNERATION

The Fund's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts had been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Director's Fees on the Statement of Operations and Directors' Fees Payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7.  EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.  LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of 0.08%. As of June 30, 2005, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended June 30, 2005.

9.  TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which the Fund has ownership of at least 5% of the voting securities of the underlying issuer at any point during the six-month period. The Fund had the following transactions with affiliated issuers during the six months ended June 30, 2005:

                                                                                                            REALIZED       DIVIDEND
                                 BALANCE OF                                BALANCE OF           VALUE    GAIN (LOSS)         INCOME
                                SHARES HELD         GROSS        GROSS    SHARES HELD              AT       1/1/2005       1/1/2005
AFFILIATED ISSUER             AT 12/31/2004     ADDITIONS        SALES   AT 6/30/2005       6/30/2005   TO 6/30/2005   TO 6/30/2005
-----------------------------------------------------------------------------------------------------------------------------------
American Greetings Corp.          3,826,900       638,900            -      4,465,800  $   118,343,700  $          -  $     581,590
Bowater, Inc.                             -     3,690,000            -      3,690,000      119,445,300             -      1,038,000
CMS Energy Corp.(a)               9,546,700     1,154,600            -     10,701,300      161,161,578             -              -
Crompton Corp.                    7,759,500       816,900            -      8,576,400      121,356,060             -              -
Dana Corp.                       10,124,700     2,023,400            -     12,148,100      182,342,981             -      2,717,112
Eastman Chemical Co.              4,472,500       387,400      (79,200)     4,780,700      263,655,605     1,306,955      4,090,108
Hubbell, Inc.                     3,238,300       195,800            -      3,434,100      151,443,810             -      2,196,183
King Pharmaceuticals, Inc.       10,917,950     5,686,100            -     16,604,050      173,014,201             -              -
Northeast Utilities               5,332,900     1,542,400            -      6,875,300      143,418,758             -      2,046,850
OfficeMax Inc.(a)                 4,526,600        24,700   (1,500,100)     3,051,200       90,834,224    (3,778,334)             -
Pactiv Corp.                      7,983,600     1,596,200            -      9,579,800      206,732,084             -              -
PartnerRe Ltd.                    2,485,400       191,700            -      2,677,100      172,458,782             -      1,976,152
Payless ShoeSource, Inc.          4,490,500        11,800   (4,502,300)             -                -    (2,495,234)             -
Pride Int'l., Inc.(a)             8,130,500        41,100   (1,700,300)     6,471,300      166,312,410     9,620,692              -
R.H. Donnelley Corp.              1,782,200        90,200            -      1,872,400      116,051,352             -              -
Snap-on Inc.                      4,315,500       702,400            -      5,017,900      172,113,970             -      2,314,200
Sybase, Inc.                      5,949,935       155,700            -      6,105,635      112,038,402             -              -
Timken Co. (The)                  5,888,200       711,000            -      6,599,200      152,441,520             -      1,892,730
Tommy Hilfiger Corp.              6,637,900       273,100            -      6,911,000       95,095,360             -              -
Westwood One, Inc.                1,362,600     4,656,700            -      6,019,300      122,974,299             -        553,930
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                                                  $ 2,841,234,396  $  4,654,079  $  19,406,855
-----------------------------------------------------------------------------------------------------------------------------------

(a) No longer an affiliated issuer as of June 30, 2005.

10. CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

11. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund's performance.

12. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

                                                                      SIX MONTHS
                                                             ENDED JUNE 30, 2005                        YEAR ENDED
                                                                     (UNAUDITED)                 DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------
                                                        SHARES            AMOUNT         SHARES             AMOUNT
------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Shares sold                                         53,468,857   $ 1,170,204,452     97,949,159   $  1,995,415,325
Reinvestment of distributions                        6,129,934       132,223,246      8,065,505        180,665,020
Shares reacquired                                  (28,152,852)     (619,238,556)   (52,075,830)    (1,058,401,001)
------------------------------------------------------------------------------------------------------------------
Increase                                            31,445,939   $   683,189,142     53,938,834   $  1,117,679,344
------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
Shares sold                                          1,370,731   $    29,015,159      3,225,371   $     63,922,040
Reinvestment of distributions                          803,693        16,813,239        998,186         21,710,431
Shares reacquired                                   (2,427,770)      (51,480,185)    (4,254,016)       (83,682,684)
------------------------------------------------------------------------------------------------------------------
Increase (decrease)                                   (253,346)  $    (5,651,787)       (30,459)  $      1,949,787
------------------------------------------------------------------------------------------------------------------

CLASS C SHARES
Shares sold                                          2,591,886   $    54,716,547      5,057,176   $    100,384,994
Reinvestment of distributions                          803,141        16,753,536        995,818         21,599,294
Shares reacquired                                   (3,980,818)      (84,166,436)    (8,450,137)      (165,735,233)
------------------------------------------------------------------------------------------------------------------
Decrease                                              (585,791)  $   (12,696,353)    (2,397,143)  $    (43,750,945)
------------------------------------------------------------------------------------------------------------------

CLASS P SHARES
Shares sold                                         11,719,295   $   251,599,024     15,894,192   $    319,382,062
Reinvestment of distributions                          427,683         9,054,033        508,670         11,185,659
Shares reacquired                                   (2,444,969)      (52,546,365)    (2,568,916)       (51,791,845)
------------------------------------------------------------------------------------------------------------------
Increase                                             9,702,009   $   208,106,692     13,833,946   $    278,775,876
------------------------------------------------------------------------------------------------------------------

CLASS Y SHARES
Shares sold                                          8,613,535   $    191,815,219      9,465,407  $    194,119,665
Reinvestment of distributions                          607,298         13,075,135        853,389        19,073,245
Shares reacquired                                   (1,831,423)       (39,943,817)    (4,123,896)      (86,663,850)
------------------------------------------------------------------------------------------------------------------
Increase                                             7,389,410   $    164,946,537      6,194,900  $    126,529,060
------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)

13. SUBSEQUENT EVENTS

Effective at the close of business on July 29, 2005, shares of Mid-Cap Value Fund (the "Fund") will no longer be available for purchase by most new investors. Certain new retirement and benefit plans may continue to purchase shares if they select the Fund as a plan option prior to October 1, 2005. The Fund will continue to be available for purchase by existing investors. Investors should note, however, that the Fund reserves the right to refuse any order that might disrupt the efficient management of the Fund. In addition, effective October 1, 2005, the .10% Distribution Fee paid to Distributor with respect to Class A shares will be reduced to an annual rate of .05% of average daily net assets.

HOUSEHOLDING

The Fund has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES AND RECORD

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted the Fund's proxies during the 12-month period ended June 30, 2005 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; or (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q for fiscal quarters ending on or after July 9, 2004. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by
(i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

APPROVAL OF ADVISORY CONTRACT

At a meeting on December 9, 2004, the Board, including all Directors who are not interested persons of the Fund, considered whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration.

The materials received by the Board as to the Fund included, but were not limited to, (1) information provided by Lipper Analytical Services, Inc. regarding the investment performance of the Fund compared to the investment performance of a group of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ending September 30, 2004, (2) information on the effective management fee rates and expense ratios for funds with similar objectives and similar size (the "peer group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

The specific considerations are discussed below.

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board noted that the performance of the Class A shares of the Fund was in the first quintile of its performance universe for the nine-month period, in the second quintile for the one-year period, in the fourth quintile for the three-year period, and in the first quintile for the five-year and ten-year periods. The Board also noted that the Fund's performance was below that of the Lipper Mid-Cap Value Index for the three-year period, but above that of the Index for all other periods.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of the Fund's investment objective and discipline. Among other things, they considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratios of each class and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board noted that the contractual management and administrative services fees were approximately ten basis points below the median of the peer group, and the actual management and administrative services fees were approximately seventeen basis points below the median. The Board noted that the total expense ratio of Class A was approximately six basis points below the median of the peer group, the total expense ratios of Classes B and C were approximately sixteen basis points below the median, the total expense ratio of Class P was approximately eight basis points below the median, and the total expense ratio of Class Y was less than a basis point above the median.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

[LORD ABBETT(R) LOGO]


    This report when not used for the general
 information of shareholders of the Fund, is to
 be distributed only if preceded or accompanied            Lord Abbett Mid-Cap Value Fund, Inc.
          by a current Fund Prospectus.

Lord Abbett Mutual Fund shares are distributed by                                                       LAMCVF-3-0605
           LORD ABBETT DISTRIBUTOR LLC                                                                        (08/05)

ITEM 2:     CODE OF ETHICS.
            Not applicable.

ITEM 3:     AUDIT COMMITTEE FINANCIAL EXPERT.
            Not applicable.

ITEM 4:     PRINCIPAL ACCOUNTANT FEES AND SERVICES.
            Not applicable.

ITEM 5:     AUDIT COMMITTEE OF LISTED REGISTRANTS.
            Not applicable.

ITEM 6:     SCHEDULE OF INVESTMENTS.
            Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
            Not applicable.

ITEM 8: PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
            Not applicable.

ITEM 10:    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
            Not applicable.

ITEM 11:    CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

    (b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company

            Act of 1940) that occurred during the Registrant's second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12:    EXHIBITS.

    (a)(1)  Amendments to Code of Ethics - Not applicable.

    (a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

    (a)(3) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                LORD ABBETT MID-CAP VALUE FUND, INC.


                                /s/ Robert S. Dow
                                -----------------
                                Robert S. Dow
                                Chief Executive Officer,
                                Chairman and President


                                /s/ Joan A. Binstock
                                --------------------
                                Joan A. Binstock
                                Chief Financial Officer and Vice President


Date: August 17, 2005

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


                                LORD ABBETT MID-CAP VALUE FUND, INC.


                                /s/ Robert S. Dow
                                -----------------
                                Robert S. Dow
                                Chief Executive Officer,
                                Chairman and President


                                /s/ Joan A. Binstock
                                --------------------
                                Joan A. Binstock
                                Chief Financial Officer and Vice President


Date: August 17, 2005